Legal proceedings (Details Narrative) - CNY (¥)				12 Months Ended
	Oct. 14, 2019	Oct. 09, 2019	Sep. 06, 2019	Dec. 31, 2019	Oct. 15, 2019	Aug. 31, 2019	Aug. 27, 2019	Jul. 31, 2019
Statement [Line Items]
Property preservation limit								¥ 29,900,000
Hubei Shanyin Wealth Management Co., Ltd [member]
Statement [Line Items]
Deposited in bank accounts	¥ 2,900,000
Chutian And Mr Ricky [member]
Statement [Line Items]
Property preservation limit								29,900,000
Deposited in bank accounts							¥ 12,000,000	¥ 12,300,000
Repay borrowings principal amount		¥ 10,000,000
Interest expenses		¥ 787,000		¥ 1,300,000
Interest rate		1.125%
Property Services Co., Ltd [member]
Statement [Line Items]
Property service fee				¥ 193,944
Accrued interest						¥ 193,944
Mr Ricky Qizhi Wei, Ms Peng Yan, and Chutian [member]
Statement [Line Items]
Deposited in bank accounts					¥ 12,300,000
Chutian [member]
Statement [Line Items]
Deposited in bank accounts	¥ 9,000,000
Hubei New Nature Investment Co., Ltd [member]
Statement [Line Items]
Deposited in bank accounts			¥ 13,000,000
Owned percentage			80.80%
Mr Deng Xinxue, Mr Zhang Xuan and Mr Yang Bobiao [member]
Statement [Line Items]
Owned percentage	69.50%
Dunxin Holdings Co., Ltd [member]
Statement [Line Items]
Deposited in bank accounts			¥ 12,000,000
Owned percentage			70.00%